Disclosure of additional information about defined benefit plans, balance by member group (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Closing defined benefit obligation	$ 383,054	$ 349,165	$ 337,004
Active members [Member]
Statement [Line Items]
Closing defined benefit obligation	250,965	235,815
Deferred members [Member]
Statement [Line Items]
Closing defined benefit obligation	4,304	3,636
Retired members [Member]
Statement [Line Items]
Closing defined benefit obligation	$ 127,785	$ 109,714